VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020		Dec. 31, 2019		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash	$ 469,365		$ 405,080		$ 454,982	$ 262,368	$ 33,919
Restricted cash	174,194		279,742			143,403
Real estate inventory, net	151,512		1,312,369			1,361,796
TOTAL ASSETS	1,049,167		2,231,684			1,842,295
Liabilities
TOTAL LIABILITIES	376,315		1,583,285			1,191,797
Variable interest entities ("VIEs")
ASSETS
Cash	15,370		86,526			79
Restricted cash	161,624		268,368			134,535
Real estate inventory, net	148,205		1,312,194			1,360,236
Other	6,048	[1]	25,793	[1]		20,799
TOTAL ASSETS	331,247		1,692,881			1,515,649
Liabilities
Credit facilities	257,647		1,264,913			100,502
Other	3,444	[2]	14,983	[2]		6,844
TOTAL LIABILITIES	$ 261,091		$ 1,279,896			1,139,939
Variable interest entities ("VIEs") | Credit Facility Vehicles
ASSETS
Cash						79
Restricted cash						127,798
Real estate inventory, net						1,360,236
Other						19,431
TOTAL ASSETS						1,507,544
Liabilities
Credit facilities						1,133,095
Other						6,316
TOTAL LIABILITIES						1,139,411
Variable interest entities ("VIEs") | Title Companies
ASSETS
Restricted cash						6,737
Other						1,368
TOTAL ASSETS						8,105
Liabilities
Other						528
TOTAL LIABILITIES						$ 528

[1]	Includes escrow receivable and other current assets.
[2]	Includes accounts payable and other accrued liabilities and interest payable.